Associates and joint arrangements - Associates (Details) € in Millions, $ in Millions, ₨ in Billions, Ksh in Billions					1 Months Ended	12 Months Ended
	May 31, 2025 EUR (€)	Jul. 22, 2024 EUR (€)	Jun. 19, 2024 EUR (€)	Jun. 19, 2024 INR (₨)	Dec. 31, 2025	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2026 KES (Ksh)	Mar. 31, 2026 AUD ($)	Dec. 02, 2025 EUR (€)	Dec. 01, 2025	Mar. 31, 2025 KES (Ksh)	Mar. 31, 2025 AUD ($)
Investments in associates and joint arrangements
Investment in associates						€ 1,198	€ 550
Operating profit, profit before taxation increased						(620)	(361)	€ (379)
Dividends received from associates and joint ventures						818	530	442
Disposal of interests in associates and joint ventures		€ 1,336				20	3,021	500
Option To Acquire Further Interest In Associate											5
Indus Towers Limited [Member]
Investments in associates and joint arrangements
Percentage of voting equity interests acquired			18.00%	18.00%
Proceeds From Book Building Process			€ 1,684	₨ 153.0
Proceeds from sales of investment property			714
Disposal of interests in associates and joint ventures			€ 329
Percentage of interest disposed			3.00%	3.00%
All associates
Investments in associates and joint arrangements
Investment in associates						1,096	550
Operating profit, profit before taxation increased						€ 238	€ 238	283
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate						39.90%	39.90%
Fair value of investment in associate						€ 2,939	€ 2,096		Ksh 440				Ksh 293
Investment in associates						539	500
Operating profit, profit before taxation increased						256	201	159
Impact of hyperinflationary accounting on other comprehensive income in entity accounted for using the equity method						0	103
Dividends received from associates and joint ventures						€ 160	€ 136	122
Percentage of voting equity interests acquired												20.00%
Safaricom Limited | Government of Kenya [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate					20.00%
Percentage of voting equity interests acquired												15.00%
Safaricom Limited | Vodafone [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate					55.00%
Percentage of voting equity interests acquired												5.00%
Safaricom Limited | Public Investors [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate					25.00%
TPG Telecom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate						23.70%	25.10%
Fair value of investment in associate						€ 1,130	€ 1,290			$ 1,872				$ 2,236
Investment in associates						(102)	0
Operating profit, profit before taxation increased	€ (4)						€ 0	0
Dividends received from associates and joint ventures						€ 188
Maziv Proprietary Limited [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate						30.00%	0.00%
Investment in associates						€ 623	€ 0
Operating profit, profit before taxation increased	€ 3						€ 0	0
Percentage of voting equity interests acquired											30.00%
Consideration transferred, acquisition-date fair value											€ 620
Cash transferred											€ 410
Indus Towers Limited [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate						0.00%	0.00%
Investment in associates						€ 0	€ 0
Operating profit, profit before taxation increased						0	55	140
Dividends received from associates and joint ventures						210	24	23
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates						36	50
Operating profit, profit before taxation increased						€ (17)	€ (18)	€ (16)